Pension and other post-retirement benefits- Change in Plan Assets (Details) - Level 3 - Private Equity Funds $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning of year	$ 17,314
Contributions into funds	4,781
Return on assets	2,094
Distributions	(2,285)
Fair value of plan assets, end of year	$ 21,904